FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. There is an established fair value hierarchy which requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair value of investments apply to investments held directly by the Plan:
Common stock: The fair values of AptarGroup, Inc. common stock are determined by obtaining quoted prices from a nationally recognized exchange (Level 1 inputs).
Mutual funds: The fair values of mutual fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Money market fund: The fair value of the money market fund is determined based upon the quoted redemption prices and recent transaction prices of $1.00 per share (Level 2 inputs), with no discounts for credit quality or liquidity restrictions.
Stable value collective trust fund: The fair values of participation units in the stable value collective trust is based upon the net asset value (“NAV”) of such fund. Units of participation are redeemable upon receipt of Participant’s instruction based on the next determined NAV per unit. Net asset value per unit is determined each business day.
The stable value collective trust is valued at NAV of units held as reported by the manager of the collective trust fund. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. The stable value collective trust prohibits a direct exchange into a competing fund for 90 days upon redemption. There were no unfunded commitments, liquidity or other redemption restrictions related to the collective trust fund.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments measured at fair value on a recurring basis are summarized below:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$21,183,428	$—	$—	$21,183,428
Mutual funds	329,887,671	—	—	329,887,671
Money market funds	—	5,973	—	5,973
Total investments in fair value hierarchy	351,071,099	5,973	—	351,077,072
Investments measured at net asset value (a)				5,572,319
Total investments at fair value	$351,071,099	$5,973	$—	$356,649,391

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$29,911,370	$—	$—	$29,911,370
Mutual funds	283,040,013	—	—	283,040,013
Money market funds	—	7,328	—	7,328
Total investments in fair value hierarchy	312,951,383	7,328	—	312,958,711
Investments measured at net asset value (a)				5,091,773
Total investments at fair value	$312,951,383	$7,328	$—	$318,050,484
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(a)In accordance with Subtopic 820‑10, certain investments in a common collective trust fund that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in the above tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.